Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic numerator
Net income (loss) allocated to controlling shareholder – continuing operations	R$ (863)	R$ 158	R$ 322
Net income (loss) allocated to controlling shareholder - discontinued operations	691	644	1,857
Net income allocated to controlling shareholder	R$ (172)	R$ 802	R$ 2,179
Basic denominator (millions of shares)
Weighted average of outstanding shares (in millions)	269,000,000	269,000,000	268,000,000
Basic earnings (loss) per share (R$) – continuing operations	R$ (3.20372)	R$ 0.58803	R$ 1.20182
Basic earnings (loss) per share (R$) – discontinued operations	2.56521	2.39678	6.93101
Basic earnings per share (R$) – total	R$ (0.63851)	R$ 2.98481	R$ 8.13283
Diluted numerator
Net income (loss) allocated to ordinary controlling shareholders – continuing operations	R$ (863)	R$ 158	R$ 322
Net income (loss) allocated to ordinary controlling shareholders - discontinued operations	691	644	1,857
Net income allocated to ordinary controlling shareholders	R$ (172)	R$ 802	R$ 2,179
Diluted denominator
Stock option (in millions)			1
Diluted weighted average of outstanding shares (millions)	269	269	269
Diluted earnings (loss) per share (R$) – continuing operations	R$ (3.20372)	R$ 0.58716	R$ 1.20008
Diluted earnings (loss) per share (R$) – discontinued operations	2.56521	2.39324	6.92096
Diluted earnings per share (R$) – total	R$ (0.63851)	R$ 2.98040	R$ 8.12104